Debt - Narrative (Details)	May 24, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 GBP (£)	Apr. 03, 2017 USD ($)	Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Face amount		$ 1,500,000,000.0
Long-term debt		7,147,000,000				$ 2,317,000,000
Capital leased assets, gross		3,500,000,000				700,000,000
Capital leased assets, accumulated depreciation		2,300,000,000				600,000,000
£250 million Senior notes | Senior notes
Debt Instrument [Line Items]
Face amount			€ 250,000,000	£ 250,000,000
Long-term debt		$ 346,000,000				0
Effective interest rate		2.75%	2.75%	2.75%
$650 million Senior notes | Senior notes
Debt Instrument [Line Items]
Face amount		$ 650,000,000
Long-term debt		646,000,000				0
Term Loan Payable, USD, Due 2020 | Loans payable
Debt Instrument [Line Items]
Face amount					$ 375,000,000
USD term loan | Loans payable
Debt Instrument [Line Items]
Face amount					1,300,000,000
Long-term debt		899,000,000				0
EUR term loan | Loans payable
Debt Instrument [Line Items]
Face amount					315,000,000
Long-term debt		$ 187,000,000				0
Effective interest rate		0.90%	0.90%	0.90%
$500 million Senior notes | Senior notes
Debt Instrument [Line Items]
Face amount		$ 500,000,000
Long-term debt		$ 502,000,000				0
Interest rate		2.875%	2.875%	2.875%
Effective interest rate		2.875%	2.875%	2.875%
$500 million Senior notes | Senior notes
Debt Instrument [Line Items]
Face amount		$ 500,000,000
Long-term debt		$ 507,000,000				0
Interest rate		4.25%	4.25%	4.25%
Effective interest rate		4.25%	4.25%	4.25%
$500 million Senior notes | Senior notes
Debt Instrument [Line Items]
Face amount		$ 500,000,000
Long-term debt		$ 509,000,000				$ 0
Interest rate		4.75%	4.75%	4.75%
Effective interest rate		4.75%	4.75%	4.75%
Hewlett Packard Enterprise Services | $300 million Senior notes | Senior notes
Debt Instrument [Line Items]
Face amount					$ 300,000,000
Interest rate					7.45%
Subsequent Event | Senior Note, EUR, Due 2019 | Senior notes
Debt Instrument [Line Items]
Face amount | €	€ 400,000,000
Subsequent Event | Senior Note, EUR, Due 2018 | Senior notes
Debt Instrument [Line Items]
Long-term debt | €	€ 400,000,000
Revolving credit facility
Debt Instrument [Line Items]
Line of credit		$ 0